Warrants (Details)	9 Months Ended	12 Months Ended
	Mar. 31, 2024 D $ / shares	Jun. 30, 2023 D $ / shares shares
Warrants
Exercise price of warrants | $ / shares		$ 11.50
Private Placement Warrants
Warrants
Warrants outstanding		4,120,000
Number of representative warrants issued		4,120,000
Public Warrants
Warrants
Warrants outstanding		5,750,000
Exercise price of warrants | $ / shares	$ 11.50	$ 11.50
Public Warrants expiration term	5 years
Redemption price per public warrant (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Warrant redemption condition minimum share price | $ / shares	$ 18.00	$ 18.00
Number of trading days on which fair market value of shares is reported | D	20	20
Period of time after which warrant holder may do cashless exercise	30 days	30 days
Threshold number of business days before sending notice of redemption to warrant holders | D	3	3
Number of representative warrants issued		5,750,000
Representative Warrants
Warrants
Warrants outstanding		5,090
Exercise price of warrants | $ / shares		$ 11.50
Number of representative warrants issued		50,000